Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

UltraShort Lehman 7-10 Year Treasury ProShares

UltraShort Lehman 20+ Year Treasury ProShares

Supplement dated June 13, 2008 to the

Prospectus dated May 1, 2008 (the “Prospectus”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProShare Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProShare Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “Management of ProShares Trust” are hereby amended consistent with the above-referenced changes.

Further, under the heading “Portfolio Management” in the Prospectus, the first sentence shall be replaced with the following: “Each Fund is managed by an investment team overseen by George O. Foster and Howard S. Rubin.”

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated June 13, 2008 to the

Prospectus dated October 1, 2007, as supplemented on November 13, 2007 and December 13, 2007

(the “Prospectus”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProShare Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProShare Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “Management of ProShares Trust” are hereby amended consistent with the above-referenced changes.

Further, under the heading “Portfolio Management” in the Prospectus, the first sentence shall be replaced with the following: “Each Fund is managed by an investment team overseen by George O. Foster and Howard S. Rubin.”

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

UltraTelecommunications ProShares

UltraShort Telecommunications ProShares

Supplement dated June 13, 2008 to the

Prospectus dated March 27, 2008 (the “Prospectus”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProShare Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProShare Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “Management of ProShares Trust” are hereby amended consistent with the above-referenced changes.

Further, under the heading “Portfolio Management” in the Prospectus, the first sentence shall be replaced with the following: “Each Fund is managed by an investment team overseen by George O. Foster and Howard S. Rubin.”

Please retain this supplement for future reference.